INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of Income tax asset and liability, net

	As of December 31,
	2024	2023
Núcleo	3,070	3,352
NYSSA	573	393
Adesol	390	276
Opalker	34	26
TSMA	1,442	—
Telecom USA	40	—
Inter Radios	13	—
Pem	—	101
	(*)5,562	4,148

(*)Includes $ (3,313) million corresponding to the currency translation adjustments on initial balances of foreign subsidiaries, RECPAM and to compensation made with tax credits. It also includes $423 million added to the acquisition of TSMA during 2024.

Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

	As of December 31,
	2024	2023
Tax carryforward	(50,689)	(1,313,027)
Allowance for doubtful accounts	(37,878)	(44,575)
Legal Claims and contingent liabilities	(10,906)	(19,430)
PP&E, intangible assets and right of use assets	1,580,389	1,653,448
Cash dividends from foreign companies	24,083	36,206
Income tax inflation adjustment effect	178,413	878,247
Other deferred tax liabilities (assets), net	(1,947)	(421)
Total deferred tax liabilities, net	1,681,465	1,190,448
Actions for recourse tax receivable	(1,083)	(2,360)
Total deferred tax liability, net	(*)1,680,382	1,188,088

Net deferred tax assets	(40,237)	(36,693)
Net deferred tax liabilities	1,720,619	1,224,781

(*)Includes $7,134 million of currency translation adjustments on foreign subsidiaries’ initial balances and $1,409 million of deferred tax liabilities from the acquisitions of TSMA and Manda.

Schedule of maturities of estimated tax carryforward

		Tax carryforward
	Tax carryforward	amount as of	Tax carryforward
Company	generation year	12.31.2024	expiration year
Telecom	2023	55,707	2028
Micro Sistemas	2021	293	2026
Micro Sistemas	2022	4,176	2027
Micro Sistemas	2023	21,522	2028
Micro Sistemas	2024	62,362	2029
Ubiquo	2022	295	No deadline
Ubiquo	2023	70	No deadline
Pem	2024	35	2029
Manda	2023	479	2028
AVC	2021	4	2026
AVC	2022	45	2027
AVC	2023	159	2028
AVC	2024	87	2029
Cable Imagen	2021	7	2026
Cable Imagen	2022	20	2027
Cable Imagen	2023	61	2028
Cable Imagen	2024	38	2029
		145,360

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2024	2023	2022

	Profit (loss)
Income (loss) before income tax expense	1,759,242	(1,561,564)	(1,920,042)
Non-taxable items – Earnings from associates and joint ventures	13,994	5,014	(6,773)
Non-taxable items – Impairment of Goodwill charges	—	—	2,017,803
Non-taxable items – Other	(2,294)	3,450	12,672
Restatement in current currency of Equity, Goodwill and others	1,246,350	2,699,364	2,070,414
Subtotal	3,017,292	1,146,264	2,174,074
Effective income tax rate	34.31%	33.65%	34.41%
Income tax expense at statutory tax rate of each subsidiary	(1,035,341)	(385,672)	(748,157)
Deferred tax liability restatement in current currency and others	1,632,943	2,455,250	1,790,848
Income tax inflation adjustment	(1,089,173)	(1,141,442)	(814,768)
Actions for recourse	—	—	(9)
Income tax on cash dividends of foreign companies	(7,458)	(29,733)	(8,701)
Income tax benefit (expense) (*)	(499,029)	898,403	219,213

Current tax	(13,299)	(7,700)	144,915
Deferred tax	(485,730)	906,103	74,298
Income tax benefit (expense)	(499,029)	898,403	219,213

(*)	In 2024 and 2023 includes $ 3,306 million and $(1,516) million, respectively corresponding to the adjustment made in the Income tax affidavit of 2023 and 2022, respectively